Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income (loss) before income taxes	$ (90,331)	$ (57,753)	$ (9,469)
France [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(392)	(3,889)	(15,755)
United States [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	$ (89,939)	$ (53,864)	$ 6,286